RISK MANAGEMENT (Details 4) - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total	$ 44,320,140	$ 44,816,823
Deposits In Banks [Member]
Disclosure of detailed information about financial instruments [line items]
Total	839,561	1,709,071
Cash Items In Process Of Collection [Member]
Disclosure of detailed information about financial instruments [line items]
Total	668,145	495,283
Trading Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Total	485,736	396,987
Investments Under Resale Agreements [Member]
Disclosure of detailed information about financial instruments [line items]
Total		6,736
Financial Derivative Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total	2,238,647	2,500,782
Loans And Accounts Receivable From Customers And Interbank Loans, Net [Member]
Disclosure of detailed information about financial instruments [line items]
Total	26,934,757	26,415,826
Available For Sale Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Total	2,574,546	3,388,906
Letters Of Credit Issued [Member]
Disclosure of detailed information about financial instruments [line items]
Total	201,699	158,800
Foreign Letters Of Credit Confirmed [Member]
Disclosure of detailed information about financial instruments [line items]
Total	75,499	57,686
Guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total	1,823,793	1,752,610
Available Credit Lines [Member]
Disclosure of detailed information about financial instruments [line items]
Total	8,135,489	7,548,820
Personal Guarantees [Member]
Disclosure of detailed information about financial instruments [line items]
Total	81,577	125,050
Other Irrevocable Credit Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 260,691	$ 260,266